Decommissioning Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Decommissioning Liabilities [Abstract]
Schedule of Reconciliation of the Decommissioning Liabilities

A reconciliation of the decommissioning liabilities is provided below:

($ thousands)	December 31, 2025	December 31, 2024
Balance, beginning of year	$17,444	$8,449
Acquisitions	-	12,483
Liabilities incurred	134	27
Change in estimates	1,645	(5,801)
Decommissioning costs incurred	(1,133)	-
Accretion expense	1,832	2,286
Balance, end of year	$19,922	$17,444